SHAREHOLDERS' EQUITY - Assumptions Used, Warrants 2020 (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate of return	0.40%	3.00%		2.00%
Expected life	5 years	5 years	5 years	5 years
Expected volatility	91.00%	107.00%		100.00%
Stock price					$ 4.00
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate of return			0.39%	1.64%
Expected life			5 years	4 years
Expected volatility			90.00%	171.00%
Expected dividend per share			$ 0	$ 0
Exercise price			0.78	1.40
Stock price			$ 0.96	$ 1.31